Other disclosures - Credit Risk - Loans and advances at amortised cost by product (Details) £ in Millions	Jun. 30, 2019 GBP (£)		Dec. 31, 2018 GBP (£)
Disclosure of financial assets [line items]
Financial assets	£ 681,214	[1]	£ 658,934	[2]
Coverage ratio	0.01
Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 688,040	[1]	665,975	[3]
Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	6,826	[1]	7,041	[3]
Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 339,319		£ 326,406
Coverage ratio	0.019		0.02
Financial assets at amortised cost [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 151,543		£ 150,284
Coverage ratio	0.003		0.003
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ 58,318		£ 56,431
Coverage ratio	0.08		0.086
Financial assets at amortised cost [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 129,458		£ 119,691
Coverage ratio	0.008		0.008
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 345,848		£ 333,176
Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	152,020		150,748
Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	63,359		61,774
Financial assets at amortised cost [member] | Gross exposure [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	130,469		120,654
Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	6,529		6,770
Financial assets at amortised cost [member] | Impairment allowance [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	477		464
Financial assets at amortised cost [member] | Impairment allowance [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	5,041		5,343
Financial assets at amortised cost [member] | Impairment allowance [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,011		963
Stage 1 [member]
Disclosure of financial assets [line items]
Coverage ratio	0.001
Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 613,488	[1]	591,215	[3]
Stage 1 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	796	[1]	787	[3]
Stage 1 [member] | Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 291,768		£ 280,538
Coverage ratio	0.002		0.002
Stage 1 [member] | Financial assets at amortised cost [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 130,525		£ 130,035
Coverage ratio	0		0
Stage 1 [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ 47,075		£ 45,257
Coverage ratio	0.011		0.012
Stage 1 [member] | Financial assets at amortised cost [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 114,168		£ 105,246
Coverage ratio	0.001		0.001
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 292,460		£ 281,226
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	130,559		130,066
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	47,591		45,785
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	114,310		105,375
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	692		688
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	34		31
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	516		528
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 142		129
Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Coverage ratio	0.041
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 65,636	[1]	65,573	[3]
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	2,712	[1]	2,865	[3]
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 42,424		£ 40,732
Coverage ratio	0.057		0.062
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 18,985		£ 18,124
Coverage ratio	0.004		0.005
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ 10,049		£ 9,925
Coverage ratio	0.176		0.188
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 13,390		£ 12,683
Coverage ratio	0.024		0.025
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Not past due [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 37,760		£ 36,860
Coverage ratio	0.053		0.058
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Not past due [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 16,586		£ 15,616
Coverage ratio	0.003		0.004
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Not past due [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ 9,437		£ 9,367
Coverage ratio	0.158		0.168
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Not past due [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 11,737		£ 11,877
Coverage ratio	0.025		0.025
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Equal to or Less than 30 days past due [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,592		£ 2,364
Coverage ratio	0.069		0.077
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Equal to or Less than 30 days past due [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,621		£ 1,659
Coverage ratio	0.009		0.008
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Equal to or Less than 30 days past due [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ 371		£ 361
Coverage ratio	0.299		0.319
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Equal to or Less than 30 days past due [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 600		£ 344
Coverage ratio	0.031		0.044
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Greater than 30 days past due [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,072		£ 1,508
Coverage ratio	0.104		0.15
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Greater than 30 days past due [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 778		£ 849
Coverage ratio	0.018		0.015
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Greater than 30 days past due [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ 241		£ 197
Coverage ratio	0.476		0.549
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Greater than 30 days past due [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,053		£ 462
Coverage ratio	0.008		0.027
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 44,975		£ 43,447
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	19,068		18,206
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	12,194		12,229
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	13,713		13,012
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Not past due [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	39,878		39,111
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Not past due [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	16,640		15,672
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Not past due [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	11,205		11,262
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Not past due [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	12,033		12,177
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Equal to or Less than 30 days past due [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	2,784		2,562
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Equal to or Less than 30 days past due [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	1,636		1,672
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Equal to or Less than 30 days past due [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	529		530
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Equal to or Less than 30 days past due [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	619		360
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Greater than 30 days past due [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	2,313		1,774
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Greater than 30 days past due [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	792		862
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Greater than 30 days past due [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	460		437
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Greater than 30 days past due [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	1,061		475
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	2,551		2,715
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	83		82
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	2,145		2,304
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	323		329
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Not past due [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	2,118		2,251
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Not past due [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	54		56
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Not past due [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	1,768		1,895
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Not past due [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	296		300
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Equal to or Less than 30 days past due [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	192		198
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Equal to or Less than 30 days past due [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	15		13
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Equal to or Less than 30 days past due [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	158		169
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Equal to or Less than 30 days past due [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	19		16
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Greater than 30 days past due [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	241		266
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Greater than 30 days past due [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	14		13
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Greater than 30 days past due [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	219		240
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Greater than 30 days past due [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 8		13
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Coverage ratio	0.372
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 8,916	[1]	9,187	[3]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	3,318	[1]	3,389	[3]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 5,127		£ 5,136
Coverage ratio	0.391		0.396
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,033		£ 2,125
Coverage ratio	0.15		0.142
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,194		£ 1,249
Coverage ratio	0.666		0.668
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,900		£ 1,762
Coverage ratio	0.223		0.223
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 8,413		£ 8,503
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	2,393		2,476
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	3,574		3,760
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	2,446		2,267
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	3,286		3,367
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	360		351
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	2,380		2,511
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Corporate loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 546		£ 505

[1]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value thro ugh other comprehensive income and other assets . These have a total gross exposure of £ 178.7 bn and impairment allowance of £ 22 m. This comprises £ 14 m Expected Credit Loss ( ECL ) on £ 178.2 bn stage 1 a ssets, £ 3 m on £ 0.5 bn stage 2 fair value through other comprehen sive inc ome assets and £ 5 m on £ 5 m stage 3 other assets

[2]	Ex cludes loan commitments and financial guarantees of £ 11.7 bn carried at fair value
[3]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £ 129.9 bn and impairment allowance of £ 12 m. This comprises £ 10 m ECL on £ 129.3 bn stage 1 assets and £ 2 m on £ 0.6 bn stage 2 fair value through other comprehensive income assets